REVENUE FROM CONTRACTS WITH CUSTOMERS (Tables)	12 Months Ended
Jun. 30, 2019
REVENUE FROM CONTRACTS WITH CUSTOMERS
Summary of disaggregated revenue information

	Year ended June 30, 2019
	PRC	Non-PRC	Total
Integrated solutions contracts revenue	$337,842	129,529	467,371
Product sales	31,410	1,692	33,102
Maintenance service contracts	67,337	288	67,625
Extended warranty service revenue	2,243	—	2,243
Total	$438,832	131,509	570,341

Summary of contract assets and contract liabilities

	June 30, 2019	July 1, 2018
Contract assets, current	$203,423	184,534
Contract assets, non-current	6,390	12,971
Contract liabilities	141,385	114,896